UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

         Centennial Tax Exempt Trust
         6803 South Tucson Way
         Englewood, CO  80112

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
         /X/

3.   Investment Company Act File Number: 811-3104

         Securities Act File Number:  2-69653
4(a). Last day of fiscal year for which this Form is filed: 6/30/98

4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2) N/A

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) / / Check box if this is the last time the issuer will be filing this Form.
    N/A

5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $5,664,239,513

     (ii)Aggregate price of securities redeemed or repurchase during the fiscal year: $5,483,311,899

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
         $-0-

     (iv)Total  available  redemption  credits  [add  items  5(ii)  and  5(iii):
     $5,483,311,899

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $180,927,614


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     (vi)Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item5(iv) from Item 5(i): $ -0-

     (vii)Multiplier for determining registration fee (See Instruction C.9): x.000295

     (viii)Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): =$53,374

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.   Interest due  -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $53,374

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:    Wire transfer - Fed Wire #1129


     SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


/s/  George C. Bowen
By ______________________________________

     George C. Bowen, Vice President,
     Treasurer & Assistant Secretary


Date September 24, 1998

cc:      Allan Adams, Esq.
         Katherine P. Feld, Esq.